Commitments (Details) - Intellectual Property [Member] $ in Thousands	Aug. 31, 2020 USD ($)
License Agreements for Intellectual Property [Abstract]
License fees payable under license agreements	$ 2,400
No Later than One Year [Member]
License Agreements for Intellectual Property [Abstract]
License fees payable under license agreements	1,779
Later than One Year and No Later than Five Years [Member]
License Agreements for Intellectual Property [Abstract]
License fees payable under license agreements	$ 621